BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	3,432,000	3,432,000
Common shares, shares outstanding	3,432,000	3,432,000
Purchase price, per unit	$ 10.15	$ 10.15
Common stock subject to redemption
Temporary equity, shares authorized	50,000,000	50,000,000
Temporary equity, par value, (per share)	$ 0.0001	$ 0.0001
Temporary equity, redemption price, (per share)	$ 10.15	$ 10.15
Temporary equity, shares issued	11,500,000	11,500,000
Temporary equity, shares outstanding	11,500,000	11,500,000